UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported)

January 27, 2023

FC Marketplace, LLC1

(Exact name of securitizer as specified in its charter)

025-04666	000783754
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Sam Granger, (415) 599-4156

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1

FC Marketplace, LLC, securitizer, is filing this Form ABS-15G in respect of all asset-backed securities as to which Small Business Lending Trust 2019-A and Small Business Lending Grantor Trust 2019-A was a securitizer during the reporting period.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03. Notice of Termination of Duty to File Reports under Rule 15Ga-1

Neither Small Business Lending Trust 2019-A nor Small Business Lending Grantor Trust 2019-A has any asset-backed securities outstanding. The date of the last payment on the last asset-backed security outstanding that was issued by Small Business Lending Trust 2019-A was October 17, 2022.

Pursuant to Rule 15Ga-1(c)(3), each of Small Business Lending Trust 2019-A and Small Business Lending Grantor Trust 2019-A hereby provides notice that their respective duties under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) are terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FC Marketplace, LLC
(Securitizer)

By:	/s/ Richard G. Stephenson
Name: Richard G. Stephenson
Title: Chief Compliance Officer & President

Date: January 27, 2023